Note 16 - Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE
16
- CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of
December 31, 2018
and
2017
and for each of the years in the
three
-year period ended
December 31, 2018,
is as follows:

Condensed Balance Sheets
	(in thousands)
Assets:	2018	2017
Cash	$3,438	$4,268
Investment in bank subsidiary	99,134	92,247
Other assets	1,198	2,167
Total assets	$103,770	$98,682

Liabilities:
Junior subordinated deferrable interest debentures	$12,874	$12,840
Other borrowings	9,750	10,000
Other liabilities	202	138

Total liabilities	22,826	22,978

Shareholders' equity	80,944	75,704

Total liabilities and shareholders’ equity	$103,770	$98,682

	(in thousands)
Condensed Statements of Income	2018	2017	2016
Income – dividends from bank subsidiary	$4,500	$28,000	$2,575
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit	(1,346)	(835)	(703)
Income before equity in undistributed net income of bank subsidiary	3,154	27,165	1,872
Equity in undistributed net income of bank subsidiary	5,066	(23,319)	3,649
Net income	$8,220	$3,846	$5,521

	(in thousands)
Condensed Statements of Cash Flows	2018	2017	2016
Cash flows from operating activities:
Net income	$8,220	$3,846	$5,521
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(5,066)	23,319	(3,649)
Stock option expense	165	100	-
Depreciation and amortization	34	34	39
Loss on disposal of premises	-	-	91
(Increase) decrease in other assets	969	(945)	17
Increase (decrease) in other liabilities	40	(86)	32
Net cash provided by operating activities	4,362	26,268	2,051

Cash flows from investing activities:
Acquisition of Benchmark	(3,413)	(30,752)	-
Proceeds from sale of premises	-	-	170

Net cash provided by (used in) investing activities	(3,413)	(30,752)	170

Cash flows from financing activities:
Proceeds from other borrowings	-	10,000	-
Principal payments on other borrowings	(250)	-	-
Purchase treasury stock	-	-	(833)
Proceeds from sale of treasury shares	39	27	18
Cash dividends paid	(1,568)	(1,569)	(1,446)
Net cash provided by (used in) financing activities	(1,779)	8,458	(2,261)
Net increase (decrease) in cash	(830)	3,974	(40)
Cash at beginning of the year	4,268	294	334
Cash at end of the year	$3,438	$4,268	$294

During
2005,
the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market. The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may
impact the advisability of purchasing shares. The Corporation purchased
43,665
shares in
2016
 (
none
in
2017
and
2018
) under the program.